Inx Token Liability	12 Months Ended
Dec. 31, 2022
Inx Token Liability [Abstract]
INX TOKEN LIABILITY

NOTE 11: INX TOKEN LIABILITY

The number of INX Tokens that the Company has issued as of December 31, 2022 and December 31,2021, or has an obligation to issue is as follows:

	December 31,
	2022	2021

Significant shareholder – Triple-V	9,435,939	9,435,939

Private Placement	10,386,148	10,386,148
Founding Investors	9,078,622	9,078,622
Issued in the Offering	93,409,410	93,409,410
Employees and service providers	11,100,657	9,944,263

Total	133,410,776	132,254,382

INX Token liability	$56,847	$282,642

On August 20, 2020, INX’s Form F-1 in connection with the Offering was declared as effective by the SEC.

On April 22, 2021, the INX Token Public Offering was completed. During the INX Token Offering, from August 2020 to April 2021, INX raised gross proceeds of $84,068 and sold 93,409,410 INX Tokens (excluding the 1,948,483 INX Tokens that were issued to certain Canadian investors - see below). Additionally, as of December 31, 2021, INX raised $7,622, and sold 10,386,148 INX Tokens through private placements.

INX paid $5,782 as issuance costs related to the Offering. In addition, INX has granted options to purchase 6,127,015 INX Token at an exercise price of $0.09 valued at $4,954, with all options set to expire by September 2022. Of these options, 6,113,820 were exercised with total proceeds of $550, and 13,194 options expired.

In June 2021, it came to the attention of INX that during the INX Token Offering as it related to Canada, INX did not take certain steps that may be required under applicable Canadian securities laws. As a result, during July 2021 INX cancelled 1,948,483 INX Tokens that were sold to Canadian purchasers and refunded the $1,754 to such purchasers, representing the full purchase price of the INX Tokens.

During the year ended on December 31, 2022, the Company granted 168,000 INX Tokens to a service provider and recorded a corresponding expense of $29; 2,534,618 INX Token warrants were exercised.

On December 14, 2021, INX’s Board of Directors authorized our management to repurchase INX Tokens (the “Repurchased Tokens”) from their holders as the management deems required or desirable for the benefit of INX, provided that the aggregate purchase amount of Repurchased Tokens until December 31, 2022 will not exceed $5,000. Such repurchase shall be subject to the provisions of any applicable law and regulation and to the advice of our legal advisors.

The fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2022, are as follows:

	Discount rate	Number of INX tokens	Total fair value

Not subject to lock-up	0%	122,716,614	$52,768
Subject to lock-up through February-April 2023	6%-9.3%	9,082,078	3,554
Subject to lock-up through May 2023	10.05 - 10.22%	82,000	31
Subject to lock-up through June 2023	10.52%	3,000	1
Subject to lock-up through July 2024	24.99%	1,527,084	493

Total		133,410,776	$56,847

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2021, are as follows:

	Discount rate	Number of INX tokens	Total fair value

Not subject to lock-up	0%	99,576,830	$219,069
Subject to lock-up through April 2022	7.96%	13,148,864	26,775
Subject to lock-up through April 2023	20.74%	19,528,688	36,798

Total		132,254,382	$282,642

On July 28, 2021, the INX Token commenced trading on the INX Securities Trading Platform, which was rebranded during 2022 under INX.One. The fair value per INX Token as of December 31,2022 and December 31,2021, for tokens that are not subject to lock-up agreement was $0.43 and $2.2 respectively, based on the closing market price of the INX Token. The level in the fair value hierarchy is level 1.

For INX tokens which are subject to lock-up agreement, the Company used the Finnerty model to determine the discount rates applying for such INX tokens during their lock-up agreements. The significant inputs and assumptions are volatility and the period under the lock up, as follows:

	December 31, 2022	December 31, 2021

Expected term (years)	0.13-1.53	0.06-1.31
Expected volatility	71.56%-103.37%	63.18%-86.90%

The level in the fair value hierarchy applied for such tokens is level 2.

In the years ended December 31, 2022, and 2021, the re-measurement to fair value of the INX Token liability with respect to INX Tokens issued by the Company resulted in unrealized gain of $ 226,044 and an unrealized loss of $161,173, respectively, which was recorded in profit or loss.

The changes in the fair value of the INX Token liability attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, are immaterial for all reported periods and therefore no amounts have been included in other comprehensive income in respect of credit risk.